SHARE-BASED COMPENSATION (Stock options and restricted share units Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Jan. 03, 2021 shares $ / shares	Jan. 03, 2021 USD ($) gal shares $ / shares	Dec. 29, 2019 shares $ / shares	Dec. 29, 2019 USD ($) shares $ / shares	Jan. 03, 2021 shares $ / shares	Dec. 29, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares issuable pursuant to the exercise of stock options and vesting of Treasury RSUs for the plan (in shares)	12,000,632				12,000,632
Number of shares remained authorized for future issuance under the plan (in shares)	117,606				117,606
Outstanding options exercisable (in shares)			822,394			822,394
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 36.73		$ 34.02
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise | $ / shares	$ 30.48		$ 47.24
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 5.09
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 1,954		$ 16,272
Exercise price, share options granted | $ / shares		$ 26.43
Stock Appreciation Rights
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of options granted (in dollars per share) | $ / shares		$ 5.60
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 100		$ 0
Shares granted (in shares) | gal		824,406
Exercise price, share options granted | $ / shares		$ 30.00		$ 0
Vesting period		3 years
Number of outstanding shares vested (in shares) | gal		0
Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 600		$ 600
Vesting period		5 years
Number of outstanding shares vested (in shares)		0		0
Percentage of awards contingent on achievement of performance conditions		50.00%
Stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ 1,800		$ 2,600
Non-Treasury RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Compensation expense included in selling, general and administrative expenses and cost of sales | $		$ (500)		$ 12,900
Vesting period		3 years
Number of outstanding shares vested (in shares)		0		0
Ratio of awards that can vest to the actual number of shares awarded		2
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	1,304,338				1,304,338
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding options exercisable (in shares)	334,448		167,224		334,448	167,224
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares					$ 29.01	$ 29.01
Shares granted (in shares)				1,387,000